Cover	Nov. 02, 2022
Cover [Abstract]
Document Period End Date	Mar. 02, 2023
Entity Registrant Name	MVB Financial Corp.
Document Type	8-K
Entity Incorporation, State or Country Code	WV
Entity File Number	001-38314
Entity Address, Postal Zip Code	26554-2777
City Area Code	304
Local Phone Number	363-4800
Pre-commencement Tender Offer	false
Trading Symbol	MVBF
Entity Tax Identification Number	20-0034461
Entity Address, State or Province	WV
Entity Address, Address Line One	301 Virginia Avenue
Entity Address, City or Town	Fairmont
Title of 12(b) Security	Common stock, $1.00 par value
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001277902